Inventory (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials and work in progress	$ 129,970	$ 114,664
Finished goods and merchandise goods	1,386,313	3,862,672
Inventory	$ 1,516,283	$ 3,977,336